UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06071

DWS Institutional Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2007 (Unaudited)

Cash Management Portfolio

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 10.2%
Bank of America NA, 4.8%, 10/19/2007	400,000,000	400,000,000
Bank of Tokyo-Mitsubishi-UFJ, Ltd., 5.3%, 2/21/2008	290,000,000	290,000,000
Barclays Bank PLC:
5.22%, 12/27/2007	515,000,000	515,000,000
5.31%, 11/1/2007	75,000,000	74,999,556
5.33%, 10/9/2007	200,000,000	200,000,000
5.5%, 3/12/2008	335,700,000	335,700,000
Canadian Imperial Bank of Commerce, 5.842%, 3/17/2008	120,000,000	120,003,894
Citibank NA, 5.3%, 2/20/2008	143,000,000	143,000,000
Credit Agricole SA, 5.31%, 11/13/2007	52,500,000	52,499,390
Credit Industrial et Commercial:
5.21%, 12/21/2007	42,250,000	42,250,938

5.31%, 1/2/2008	181,000,000	181,004,611
5.35%, 11/13/2007	140,000,000	140,001,466
Credit Suisse, 5.307%, 11/2/2007	26,000,000	25,999,944
Norinchukin Bank:
5.33%, 10/25/2007	100,000,000	100,000,000
5.34%, 10/10/2007	300,000,000	299,999,630
5.345%, 11/26/2007	45,000,000	45,000,000
Societe Generale:
5.305%, 1/24/2008	150,000,000	150,002,333
5.35%, 1/18/2008	65,800,000	65,800,000
5.35%, 1/22/2008	65,000,000	65,000,000
UBS AG:
5.39%, 3/18/2008	78,100,000	78,100,000
5.48%, 3/7/2008	320,000,000	320,000,000
Wells Fargo & Co., 5.3%, 10/1/2007	50,000,000	50,000,000

Total Certificates of Deposit and Bank Notes (Cost $3,694,361,762)		3,694,361,762
Commercial Paper** 43.8%
AIG Funding, Inc., 5.05%, 10/9/2007	5,000,000	4,994,389
AstraZeneca PLC, 5.22%, 12/12/2007	140,000,000	138,538,400
Atlantic Asset Securitization LLC:
5.3%, 10/2/2007	88,270,000	88,257,005
5.3%, 10/17/2007	100,000,000	99,764,444
5.3%, 10/25/2007	301,142,000	300,077,965
Atlantis One Funding Corp.:
5.3%, 10/2/2007	750,000,000	749,889,583
5.35%, 10/1/2007	118,000,000	118,000,000
Bank of America Corp., 5.185%, 1/22/2008	198,000,000	194,777,523
Bank of Nova Scotia, 4.9%, 10/15/2007	8,000,000	7,984,756
Beta Finance, Inc.:
5.23%, 11/30/2007	185,000,000	183,387,417
5.235%, 11/26/2007	50,000,000	49,592,833
BNP Paribas, 5.19%, 1/7/2008	8,000,000	7,886,973
CAFCO LLC:
5.3%, 10/1/2007	45,760,000	45,760,000
5.75%, 11/26/2007	178,000,000	176,407,889
5.8%, 11/16/2007	30,000,000	29,777,667
Caisse Nationale des Caisses D'Epargne et Prevoyance, 5.168%, 11/13/2007	75,000,000	74,537,033
Cancara Asset Securitization LLC:
5.17%, 1/11/2008	200,000,000	197,070,333
5.2%, 12/14/2007	48,750,000	48,228,917
5.215%, 1/14/2008	119,800,000	117,977,792
5.255%, 10/26/2007	200,000,000	199,270,139
6.1%, 12/14/2007	232,000,000	229,090,978
6.17%, 12/14/2007	140,000,000	138,224,411
CC (USA), Inc., 5.255%, 10/30/2007	70,000,000	69,703,676
Cedar Springs Capital Co., LLC:
5.27%, 10/22/2007	25,558,000	25,479,430
5.275%, 10/17/2007	14,000,000	13,967,178
5.4%, 10/19/2007	91,500,000	91,252,950
6.5%, 10/12/2007	41,226,000	41,144,121
Chariot Funding LLC:
5.15%, 10/9/2007	40,000,000	39,954,222
5.25%, 10/25/2007	39,593,000	39,454,425
5.35%, 10/4/2007	172,719,000	172,641,996

5.37%, 10/5/2007	100,000,000	99,940,333
5.75%, 11/19/2007	59,500,000	59,034,330
Charta LLC:
5.9%, 12/6/2007	180,000,000	178,053,000
6.0%, 12/5/2007	300,000,000	296,750,000
Ciesco LLC:
5.43%, 2/14/2008	217,500,000	213,038,350
5.45%, 2/14/2008	222,500,000	217,918,972
5.75%, 11/20/2007	40,000,000	39,680,556
Citibank Credit Card Issuance Trust, Series 01-A3:
5.24%, 10/25/2007	145,500,000	144,991,720
6.15%, 12/14/2007	190,000,000	187,598,083
CRC Funding LLC:
5.8%, 11/19/2007	222,500,000	220,743,486
6.1%, 11/26/2007	200,000,000	198,102,222
Danske Corp., 5.165%, 11/9/2007	100,000,000	99,440,458
Depfa Bank PLC, 5.73%, 10/10/2007	55,300,000	55,220,783
DNB NOR Bank ASA, 5.45%, 12/14/2007	121,000,000	119,644,464
Dresdner US Finance, Inc., 5.16%, 10/1/2007	25,000,000	25,000,000
Falcon Asset Securitization Corp.:
5.3%, 10/9/2007	2,510,000	2,507,044
5.75%, 11/16/2007	150,000,000	148,897,917
5.75%, 11/19/2007	68,000,000	67,467,806
Florida, Sunshine State Government Financing Revenue, 3.62%, 10/1/2007	50,000,000	50,000,000
Five Finance, Inc.:
5.235%, 11/23/2007	50,000,000	49,614,646
5.26%, 10/9/2007	110,000,000	109,871,422
General Electric Capital Corp.:
5.15%, 1/23/2008	250,000,000	245,922,917
5.15%, 1/24/2008	400,000,000	393,419,444
Giro Balanced Funding Corp.:
5.27%, 10/29/2007	20,522,000	20,437,883
5.275%, 10/23/2007	29,000,000	28,906,515
5.285%, 10/5/2007	30,300,000	30,282,207
5.725%, 10/25/2007	35,000,000	34,866,417
6.05%, 10/30/2007	128,000,000	127,376,178
Grampian Funding Ltd.:
5.175%, 10/10/2007	80,000,000	79,896,500
5.18%, 1/2/2008	100,000,000	98,661,833
5.75%, 11/26/2007	215,000,000	213,076,944
5.75%, 12/18/2007	35,000,000	34,563,958
HSBC USA, Inc., 5.19%, 12/27/2007	47,600,000	47,002,977
ING (US) Funding LLC:
4.97%, 10/18/2007	1,377,000	1,373,768
5.0%, 10/25/2007	5,000,000	4,983,333
Irish Life & Permanent PLC, 5.25%, 10/25/2007	49,100,000	48,928,150
JPMorgan Chase & Co., 4.7%, 10/1/2007	734,000	734,000
K2 (USA) LLC, 5.26%, 10/25/2007	80,000,000	79,719,467
KBC Financial Products International Ltd.:
5.15%, 10/1/2007	49,930,000	49,930,000
5.22%, 12/17/2007	36,750,000	36,339,686
5.53%, 12/12/2007	21,931,000	21,688,443
KFW International Finance, Inc., 5.185%, 10/9/2007	6,000,000	5,993,087
Lake Constance Funding LLC:
5.245%, 11/13/2007	40,000,000	39,749,406
5.26%, 10/10/2007	60,000,000	59,921,100

6.25%, 10/11/2007	35,000,000	34,939,236
Liberty Street Funding:
5.32%, 10/22/2007	75,000,000	74,767,250
5.35%, 10/2/2007	84,557,000	84,544,434
5.4%, 10/25/2007	141,700,000	141,189,880
5.45%, 2/21/2008	50,000,000	48,917,569
5.75%, 3/13/2008	75,000,000	73,035,417
5.95%, 12/14/2007	75,000,000	74,082,708
6.0%, 11/16/2007	103,000,000	102,210,333
6.25%, 12/14/2007	51,000,000	50,344,792
Links Finance LLC, 5.26%, 10/25/2007	50,000,000	49,824,667
Mane Funding Corp.:
5.25%, 10/25/2007	200,000,000	199,300,000
5.3%, 10/25/2007	300,000,000	298,940,000
MetLife, Inc., 4.88%, 11/1/2007	25,249,000	25,142,898
Monument Gardens Funding LLC:
5.2%, 1/31/2008	113,200,000	111,205,164
5.3%, 10/4/2007	75,000,000	74,966,875
5.6%, 2/25/2008	138,500,000	135,332,967
6.15%, 11/26/2007	138,500,000	137,175,017
Natixis Commercial Paper Corp.:
5.16%, 10/1/2007	10,166,000	10,166,000
5.25%, 10/25/2007	120,500,000	120,078,250
Nieuw Amsterdam Receivables Corp.:
5.35%, 10/1/2007	269,000,000	269,000,000
5.45%, 10/1/2007	100,000,000	100,000,000
North Sea Funding LLC:
5.26%, 10/9/2007	228,465,000	228,197,950
5.27%, 10/19/2007	101,971,000	101,702,306
5.36%, 10/25/2007	32,831,000	32,713,684
5.38%, 10/9/2007	140,000,000	139,832,622
5.4%, 10/29/2007	35,500,000	35,350,900
Northern Rock PLC, 5.245%, 10/25/2007	65,252,000	65,023,836
Old Line Funding LLC:
5.8%, 11/14/2007	184,278,000	182,971,674
5.9%, 11/14/2007	26,073,000	25,884,985
5.9%, 11/16/2007	50,000,000	49,623,056
5.9%, 11/20/2007	31,336,000	31,079,219
6.0%, 11/16/2007	116,150,000	115,259,517
6.05%, 11/16/2007	27,114,000	26,904,394
6.15%, 12/13/2007	102,057,000	100,784,264
Park Avenue Receivables Co., LLC, 5.75%, 11/19/2007	128,000,000	126,998,222
Perry Global Funding LLC:
Series A, 5.17%, 10/25/2007	63,693,000	63,473,471
Series A, 5.23%, 12/21/2007	22,981,000	22,710,571
Procter & Gamble International Funding SCA:
4.78%, 12/21/2007	100,000,000	98,924,500
5.24%, 10/18/2007	15,000,000	14,962,883
Prudential PLC, 5.265%, 10/5/2007	56,000,000	55,967,240
Ranger Funding Co., LLC:
5.75%, 11/23/2007	95,482,000	94,673,718
5.8%, 11/19/2007	40,428,000	40,108,843
Scaldis Capital LLC:
5.18%, 1/3/2008	114,400,000	112,852,676
5.3%, 10/25/2007	100,000,000	99,646,667
5.315%, 10/29/2007	200,000,000	199,173,222
5.7%, 12/10/2007	20,375,000	20,149,177

5.75%, 11/19/2007	69,538,000	68,993,769
6.0%, 11/15/2007	56,100,000	55,679,250
6.35%, 10/11/2007	150,000,000	149,735,417
Sheffield Receivables Corp.:
5.2%, 10/17/2007	75,000,000	74,826,667
5.25%, 10/5/2007	348,000,000	347,797,000
5.25%, 10/9/2007	67,394,000	67,315,374
5.35%, 10/9/2007	150,000,000	149,821,667
6.1%, 12/13/2007	31,000,000	30,616,547
Siemens Capital Co., LLC, 4.8%, 11/29/2007	155,000,000	153,780,667
Simba Funding Corp.:
5.25%, 10/25/2007	350,000,000	348,775,000
5.3%, 10/25/2007	150,000,000	149,470,000
Societe Generale North America, Inc.:
5.17%, 11/5/2007	25,000,000	24,874,340
5.17%, 11/9/2007	252,000,000	250,588,590
5.25%, 10/5/2007	150,000,000	149,912,500
5.57%, 12/4/2007	233,750,000	231,435,356
Swedbank AB:
5.19%, 10/11/2007	64,000,000	63,907,733
5.245%, 10/25/2007	100,149,000	99,798,812
5.62%, 12/12/2007	61,000,000	60,314,360
Swedbank Mortgage AB, 5.255%, 10/25/2007	50,000,000	49,824,833
Teachers Insurance & Annuity Association of America, 5.28%, 11/21/2007	100,000,000	99,252,000
Thunder Bay Funding LLC, 6.1%, 12/14/2007	100,000,000	98,746,111
Tulip Funding Corp., 5.27%, 10/29/2007	59,973,000	59,727,177
UBS Finance (DE) LLC, 5.19%, 10/5/2007	80,800,000	80,753,405
Westpac Banking Corp.:
5.23%, 11/20/2007	162,000,000	160,823,250
5.25%, 10/15/2007	29,505,000	29,444,761
Westpac Capital Corp., 5.165%, 11/9/2007	80,000,000	79,552,367
Windmill Funding Corp., 6.08%, 10/25/2007	209,140,000	208,292,286
Yorktown Capital LLC:
5.3%, 10/1/2007	100,000,000	100,000,000
5.77%, 11/16/2007	83,680,000	83,063,046
6.1%, 10/5/2007	105,000,000	104,928,833

Total Commercial Paper (Cost $15,912,568,421)		15,912,568,421
Interest-Bearing Commercial Paper 0.9%
CHI Catholic Health Initiatives:
5.34%, 10/4/2007	55,500,000	55,500,000
5.35%, 11/6/2007	90,500,000	90,500,000
5.56%, 11/8/2007	27,000,000	27,000,000
5.75%, 11/8/2007	140,950,000	140,950,000

Total Interest-Bearing Commercial Paper (Cost $313,950,000)		313,950,000
Master Notes 2.4%
Citigroup Global Markets, Inc., 5.35% *, 10/1/2007 (a)	665,000,000	665,000,000
The Bear Stearns Companies, Inc., 5.38% *, 10/1/2007 (a)	200,000,000	200,000,000

Total Master Notes (Cost $865,000,000)		865,000,000
Guaranteed Investment Contracts* 0.4%
Genworth Life Insurance Co.:
5.42%, 1/25/2008	75,000,000	75,000,000
5.758%, 3/3/2008	20,000,000	20,000,000

MetLife Insurance Co. of Connecticut, 5.42%, 3/31/2008	30,000,000	30,000,000

Total Guaranteed Investment Contracts (Cost $125,000,000)		125,000,000
Government and Agency Obligations 4.1%
US Government Sponsored Agencies 1.2%
Federal Home Loan Bank:
4.0% **, 10/1/2007	4,755,000	4,755,000
4.86% **, 3/5/2008	135,000,000	132,156,900
4.95% **, 1/31/2008	119,607,000	117,600,592
5.544% *, 9/17/2008	100,000,000	99,957,507
Federal National Mortgage Association:
4.64% **, 5/30/2008	74,102,000	71,790,676
5.04% **, 1/23/2008	100,000,000	98,404,000

		524,664,676
US Treasury Obligations 2.6%
US Treasury Bills:
4.14% **, 3/6/2008	198,000,000	194,425,110
4.28% **, 2/28/2008	40,000,000	39,286,667
4.31% **, 3/6/2008	200,000,000	196,240,722
US Treasury Notes:
2.625%, 5/15/2008	327,270,000	323,703,710
3.75%, 5/15/2008	199,000,000	198,160,112

		951,816,321

Total Government and Agency Obligations (Cost $1,476,480,997)		1,476,480,997
Asset Backed 0.8%
Arkle Master Issuer PLC, "1A", Series 2006-1A, 5.73% *, 11/19/2007	120,000,000	120,000,000
Holmes Master Issuer PLC, "1A1", Series 2007-1, 5.73% *, 3/15/2008	75,000,000	75,000,000
Steers Mercury III Trust, 144A, 5.149% *, 5/27/2048	95,695,625	95,695,625

Total Asset Backed (Cost $290,695,625)		290,695,625
Promissory Notes 0.7%
The Goldman Sachs Group, Inc.:
5.04% *, 1/18/2008	100,000,000	100,000,000
5.05% *, 10/19/2007	170,000,000	170,000,000

Total Promissory Notes (Cost $270,000,000)		270,000,000
Short Term Notes* 30.4%
ABN AMRO Bank NV, 144A, 5.41%, 4/18/2008	61,500,000	61,527,893
AIG-FP Matched Funding Corp., 5.742%, 12/17/2007	31,500,000	31,500,295
Alliance & Leicester PLC, 5.83%, 8/7/2008	100,000,000	100,000,000
Allied Irish Banks PLC, 5.128%, 8/18/2008	118,400,000	118,400,000
American Express Bank FSB:
5.78%, 2/8/2008	125,000,000	125,000,000
5.79%, 11/8/2007	64,000,000	63,999,347
American Express Centurion Bank:
5.088%, 2/28/2008	100,000,000	100,000,000
5.722%, 4/17/2008	150,000,000	149,991,844
5.767%, 11/6/2007	175,000,000	175,000,000
5.79%, 10/10/2007	200,000,000	200,000,000
5.832%, 11/16/2007	75,000,000	75,009,743
American Honda Finance Corp.:
5.197%, 3/20/2008	25,000,000	25,000,000
5.33%, 10/30/2007	105,000,000	105,000,000
144A, 5.33%, 5/9/2008	50,000,000	50,000,000
5.38%, 4/10/2008	105,000,000	105,028,503
144A, 5.44%, 7/11/2008	8,000,000	8,006,610

144A, 5.58%, 5/12/2008	22,730,000	22,744,909
Australia & New Zealand Banking Group Ltd., 5.156%, 8/22/2008	60,000,000	60,000,000
Banco Bilbao Vizcaya Argentaria SA, 5.38%, 4/17/2008	175,050,000	175,089,591
Banco Espanol de Credito SA, 144A, 5.35%, 8/11/2008	297,000,000	297,000,000
Bank of America NA:
5.3%, 11/8/2007	15,000,000	14,999,991
5.315%, 5/16/2008	35,000,000	35,000,000
Bank of Ireland, 5.492%, 8/18/2008	75,000,000	75,000,000
BellSouth Corp., 5.682%, 11/15/2007	23,000,000	23,003,844
Berkshire Hathaway Finance Corp.:
144A, 5.41%, 1/11/2008	50,000,000	50,013,331
144A, 5.59%, 5/16/2008	38,530,000	38,555,693
Beta Finance, Inc., 144A, 4.9%, 6/11/2008	70,000,000	69,997,659
BMW (UK) Capital PLC, 5.772%, 8/14/2008	55,000,000	55,000,000
BNP Paribas:
5.118%, 8/25/2008	109,000,000	109,000,000
5.3%, 10/3/2007	125,000,000	124,999,765
Caisse Nationale des Caisses d'Epargne et Prevoyance, 144A, 5.35%, 9/9/2008	197,000,000	197,000,000
Caja de Ahorros y Monte de Piedad de Madrid, 5.36%, 8/12/2008	225,000,000	225,000,000
Calyon:
144A, 5.18%, 10/21/2008	246,000,000	246,000,000
5.3%, 10/3/2007	175,500,000	175,499,849
5.66%, 10/3/2007	225,000,000	224,999,573
Canadian Imperial Bank of Commerce:
4.89%, 10/26/2007	143,250,000	143,247,973
4.91%, 6/9/2008	112,750,000	112,750,000
5.4%, 7/18/2008	16,500,000	16,474,430
CC (USA), Inc., 144A, 4.9%, 6/11/2008	65,000,000	64,997,826
Commonwealth Bank of Australia, 5.156%, 8/23/2008	80,000,000	80,000,000
Credit Agricole SA, 5.35%, 7/22/2011	200,000,000	200,000,000
Danske Bank AS, 5.106%, 8/19/2008	268,000,000	267,984,199
DNB NOR Bank ASA, 5.131%, 5/23/2008	120,000,000	120,000,000
Five Finance, Inc., 144A, 4.9%, 6/11/2008	75,000,000	74,997,491
Fortis Bank SA/NV, 5.702%, 10/15/2007	167,000,000	166,998,379
General Electric Capital Corp.:
5.156%, 8/19/2011	135,000,000	135,000,000
5.41%, 1/15/2008	49,486,000	49,498,543
5.42%, 4/15/2008	50,000,000	50,026,321
5.661%, 3/4/2008	154,485,000	154,532,203
5.696%, 1/15/2008	80,100,000	80,084,370
HSBC Finance Corp.:
5.186%, 5/23/2008	140,000,000	140,000,000
5.807%, 8/6/2008	125,000,000	125,000,000
HSH Nordbank AG:
5.106%, 3/25/2008	40,000,000	39,996,217
5.158%, 8/20/2008	205,000,000	205,000,000
Intesa Bank Ireland PLC, 5.141%, 8/22/2008	155,000,000	155,000,000
K2 (USA) LLC:
5.32%, 1/31/2008	30,000,000	29,999,049
144A, 5.32%, 4/28/2008	65,000,000	64,996,291
Links Finance LLC:
5.32%, 4/28/2008	20,000,000	19,998,885
144A, 5.475%, 2/25/2008	14,000,000	13,999,700
144A, 5.823%, 1/11/2008	90,000,000	90,006,081
Lloyds TSB Bank PLC, 144A, 5.767%, 10/3/2008	100,000,000	100,000,000
M&I Marshall & Ilsley Bank, 5.572%, 8/14/2008	56,000,000	56,000,000
Merrill Lynch & Co., Inc.:

5.276%, 8/22/2008	90,000,000	90,000,000
5.337%, 8/22/2008	34,000,000	34,000,000
5.753%, 8/15/2008	25,000,000	25,000,000
5.892%, 8/14/2008	125,000,000	125,000,000
Metropolitan Life Global Funding I, 144A, 5.84%, 11/9/2007	30,000,000	30,001,394
Mitsubishi UFJ Trust & Banking Corp., 5.742%, 2/19/2008	23,000,000	23,000,000
Morgan Stanley, 5.01%, 12/14/2007	40,000,000	40,000,000
National Australia Bank Ltd., 5.722%, 4/14/2008	125,000,000	125,000,000
Natixis SA:
4.9%, 3/31/2008	343,500,000	343,466,496
144A, 5.35%, 6/6/2008	200,000,000	200,000,000
Nordea Bank AB, 5.81%, 4/8/2011	85,000,000	85,000,000
Northern Rock PLC:
144A, 5.33%, 10/22/2007	190,000,000	190,000,000
5.785%, 8/4/2008	65,000,000	65,000,000
Parkland (USA) LLC, 5.327%, 10/31/2007	20,000,000	19,999,671
Pyxis Master Trust, Series 2007-6, 144A, 5.6%, 9/6/2014	99,000,000	99,000,000
Rabobank Nederland NV, 144A, 5.517%, 11/15/2011	195,000,000	195,000,000
Royal Bank of Canada:
5.665%, 4/4/2008	350,000,000	349,949,523
5.767%, 8/5/2008	100,000,000	100,000,000
Royal Bank of Scotland PLC:
144A, 5.237%, 12/21/2007	100,000,000	100,009,046
5.665%, 4/3/2008	200,000,000	199,970,076
Skandinaviska Enskilda Banken:
5.67%, 10/3/2007	215,000,000	214,999,650
5.82%, 8/8/2008	80,000,000	80,000,000
Societe Generale, 5.086%, 3/25/2008	70,500,000	70,491,620
Svenska Handelsbanken AB, 5.119%, 8/20/2008	200,000,000	200,000,000
Tango Finance Corp.:
144A, 5.32%, 4/24/2008	156,500,000	156,491,192
144A, 5.69%, 10/3/2007	25,000,000	24,999,986
The Goldman Sachs Group, Inc.:
5.41%, 12/28/2007	100,000,000	100,024,900
5.485%, 10/5/2007	110,000,000	110,001,853
Toyota Motor Credit Corp.:
4.97%, 2/11/2008	100,000,000	100,000,000
4.97%, 4/11/2008	200,000,000	200,000,000
4.972%, 6/30/2008	280,000,000	280,000,000
UniCredito Italiano Bank (Ireland) PLC:
144A, 5.35%, 8/8/2008	220,000,000	219,987,348
5.772%, 8/14/2008	260,000,000	260,000,000
5.84%, 8/8/2008	50,000,000	50,000,000
Wachovia Bank NA, 5.119%, 11/30/2007	56,500,000	56,502,254

Total Short Term Notes (Cost $11,031,851,407)		11,031,851,407
Time Deposits 4.8%
ABN AMRO Bank NV, 5.6%, 10/1/2007	500,000,000	500,000,000
Bank of Tokyo-Mitsubishi-UFJ Ltd., 5.22%, 10/1/2007	42,694,122	42,694,122
Credit Suisse, 4.5%, 10/1/2007	262,505,000	262,505,000
Danske Bank AS, 5.438%, 10/1/2007	500,000,000	500,000,000
Dresdner Bank AG, 4.5%, 10/1/2007	250,000,000	250,000,000
UBS AG, 4.0%, 10/1/2007	200,000,000	200,000,000

Total Time Deposits (Cost $1,755,199,122)		1,755,199,122

	Municipal Bonds and Notes 0.4%
California, State Department of Water Resources, Power Supply Revenue, Series C-4, 3.73%***, 5/1/2022, JPMorgan Chase Bank (b)				14,800,000	14,800,000
California, Housing Finance Agency Revenue, Multi-Family Housing, Series C, AMT, 4.07%***, 2/1/2033				21,400,000	21,400,000
Connecticut, State Health & Educational Facilities Authority Revenue, Yale University, Series T-2, 3.75% ***, 7/1/2029				25,000,000	25,000,000
Illinois, State General Obligation, Series B, 3.86% ***, 10/1/2033				16,250,000	16,250,000
Michigan, University of Michigan, Hospital Revenues, Series B, 3.85% ***, 12/1/2037				11,500,000	11,500,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Series B, 5.15% ***, 1/1/2035, LaSalle Bank NA (b)				10,930,000	10,930,000
New Hampshire, Health & Education Facilities Authority Revenue, Dartmouth College, 3.83% ***, 6/1/2032				11,800,000	11,800,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A-1, 3.8% ***, 11/15/2022				10,030,000	10,030,000

Total Municipal Bonds and Notes (Cost $121,710,000)					121,710,000
	Repurchase Agreements 0.8%
JPMorgan Securities, Inc., 4.05%, dated 9/28/2007, to be repurchased at $354,084 on 10/1/2007 (c)				353,965	353,965
JPMorgan Securities, Inc., 5.1%, dated 9/28/2007, to be repurchased at $3,374,526 on 10/1/2007 (d)				3,373,092	3,373,092
The Bear Stearns & Co., Inc., 5.15%, dated 9/28/2007, to be repurchased at $199,454,979 on 10/1/2007 (e)				199,369,416	199,369,416
The Goldman Sachs & Co., 5.05%, dated 9/28/2007 to be repurchased at $100,042,083 on 10/1/2007 (f)				100,000,000	100,000,000

Total Repurchase Agreements (Cost $303,096,473)					303,096,473
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $36,159,913,807)				99.7	36,159,913,807
Other Assets and Liabilities, Net				0.3	113,806,099

Net Assets				100.0	36,273,719,906

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2007.

**	Annualized yield at time of purchase; not a coupon rate.
***

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of September 30, 2007.

(a)	Reset date; not a maturity date.
(b)	Security incorporates a letter of credit from a major bank.
(c)	Collateralized by $620,000 United States Treasury STRIPS, 11/15/2018 with a value of $362,514.
(d)	Collateralized by $4,813,384 Federal National Mortgage Association STRIPS, with various maturities of 4/1/2033-12/1/2033 with a value of $3,475,246.
(e)	Collateralized by:
	Principal				Collateral
	Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
	67,464,180	Federal Home Loan Mortgage Corp.	5.743-7.214	11/1/2028-5/1/2037	68,494,227
	134,659,831	Federal National Mortgage Association	4.793-7.169	2/1/2013-7/1/2037	134,865,842
	Total Collateral Value				203,360,069
(f)	Collateralized by:
	Principal				Collateral

Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
88,850,790	Federal Home Loan Mortgage Corp.	5.0-6.5	1/15/2029-1/15/2036	85,429,079
16,246,548	Federal National Mortgage Association	3.9-4.589	2/25/2032-7/25/2036	16,570,922
Total Collateral Value				102,000,001

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
STRIPS: Separate Trading of Registered Interest and Principal Securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Cash Management Fund Institutional, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Cash Management Fund Institutional, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 16, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        November 16, 2007